UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1100 Wilson Blvd.
         Ste. 3050
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Frank Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     $19,122,490 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXIS BIOSCIENCE INC         COM              00383E106   205485  7693184 SH       SOLE                  4544687        0  3148497
ADOBE SYS INC                  COM              00724F101      488    11700 SH       SOLE                        0        0    11700
ALKERMES INC                   COM              01642T108     1004    65000 SH       SOLE                        0        0    65000
ALLERGAN INC                   COM              018490102   878718  7929240 SH       SOLE                  4720152        0  3209088
ALLSCRIPTS HEALTHCARE SOLUTI   COM              01988P108     1072    40000 SH       SOLE                        0        0    40000
ALNYLAM PHARMACEUTICALS INC    COM              02043Q107     1460    81100 SH       SOLE                     1100        0    80000
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   800446 16749238 SH       SOLE                 10002452        0  6746786
AMYLIN PHARMACEUTICALS INC     COM              032346108      762    20400 SH       SOLE                      400        0    20000
APPLE INC                      COM              037833100   990883 10664974 SH       SOLE                  6379640        0  4285334
ARTHROCARE CORP                COM              043136100     2667    74000 SH       SOLE                        0        0    74000
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     2071   120000 SH       SOLE                        0        0   120000
BP PLC                         SPONSORED ADR    055622104      356     5500 SH       SOLE                        0        0     5500
BROADCOM CORP                  CL A             111320107   769800 24003736 SH       SOLE                 14334041        0  9669695
CELGENE CORP                   COM              151020104     1062    20250 SH       SOLE                     3250        0    17000
CERNER CORP                    COM              156782104   286541  5262458 SH       SOLE                  3119631        0  2142827
CHICAGO MERCANTILE HLDGS INC   CL A             167760107  1007791  1892708 SH       SOLE                  1134464        0   758244
CISCO SYS INC                  COM              17275R102     6216   243484 SH       SOLE                   134945        0   108539
COMMERCE BANCORP INC NJ        COM              200519106      467    14000 SH       SOLE                        0        0    14000
EBAY INC                       COM              278642103      228     6875 SH       SOLE                     4575        0     2300
EXPEDITORS INTL WASH INC       COM              302130109   394387  9544690 SH       SOLE                  5691910        0  3852780
EXXON MOBIL CORP               COM              30231G102      294     3898 SH       SOLE                     3348        0      550
GENENTECH INC                  COM NEW          368710406  1217563 14826626 SH       SOLE                  8861805        0  5964821
GENERAL ELECTRIC CO            COM              369604103      626    17700 SH       SOLE                     3250        0    14450
GENZYME CORP                   COM              372917104   817296 13617068 SH       SOLE                  8116287        0  5500781
GOLDMAN SACHS GROUP INC        COM              38141G104      269     1300 SH       SOLE                     1300        0        0
GOOGLE INC                     CL A             38259P508  1759532  3840432 SH       SOLE                  2291693        0  1548739
HEALTHWAYS INC                 COM              422245100     1543    33000 SH       SOLE                        0        0    33000
HUMAN GENOME SCIENCES INC      COM              444903108      637    60000 SH       SOLE                        0        0    60000
INTEL CORP                     COM              458140100      390    20400 SH       SOLE                     8600        0    11800
INTERCONTINENTALEXCHANGE INC   COM              45865V100   846007  6922567 SH       SOLE                  4139981        0  2782586
INTERMUNE INC                  COM              45884X103      444    18000 SH       SOLE                        0        0    18000
INTUITIVE SURGICAL INC         COM NEW          46120E602   443080  3644648 SH       SOLE                  2153587        0  1491061
IRON MTN INC                   COM              462846106   225690  8637217 SH       SOLE                  5175071        0  3462146
ISHARES TR                     NASDQ BIO INDX   464287556      303     4000 SH       SOLE                        0        0     4000
ISHARES TR                     RUSSELL1000GRW   464287614     1684    30263 SH       SOLE                    12853        0    17410
ISHARES TR                     KLD SL SOC INX   464288802      212     3625 SH       SOLE                        0        0     3625
KYPHON INC                     COM              501577100     1264    28000 SH       SOLE                        0        0    28000
LOWES COS INC                  COM              548661107   904934 28737180 SH       SOLE                 17174591        0 11562589
MEDAREX INC                    COM              583916101     1880   145250 SH       SOLE                      250        0   145000
MICROSOFT CORP                 COM              594918104     2071    74306 SH       SOLE                    30906        0    43400
MOODYS CORP                    COM              615369105   687984 11085787 SH       SOLE                  6610753        0  4475034
PATTERSON COMPANIES INC        COM              703395103   238838  6729725 SH       SOLE                  4001226        0  2728499
PDL BIOPHARMA INC              COM              69329Y104      984    45350 SH       SOLE                      350        0    45000
PEPSICO INC                    COM              713448108      219     3450 SH       SOLE                     2300        0     1150
PRICE T ROWE GROUP INC         COM              74144T108      606    12834 SH       SOLE                       34        0    12800
PROCTER & GAMBLE CO            COM              742718109      346     5477 SH       SOLE                      487        0     4990
QUALCOMM INC                   COM              747525103   850247 19930786 SH       SOLE                 11915723        0  8015063
RESMED INC                     COM              761152107      957    19000 SH       SOLE                        0        0    19000
ROCKWELL AUTOMATION INC        COM              773903109      359     6000 SH       SOLE                     6000        0        0
ROCKWELL COLLINS INC           COM              774341101      415     6200 SH       SOLE                     6200        0        0
SALESFORCE COM INC             COM              79466L302   353498  8255445 SH       SOLE                  4939690        0  3315755
SCHLUMBERGER LTD               COM              806857108   827759 11979143 SH       SOLE                  7355637        0  4623506
SPDR TR                        UNIT SER 1       78462F103      257     1810 SH       SOLE                     1400        0      410
STARBUCKS CORP                 COM              855244109  1332130 42478647 SH       SOLE                 25419562        0 17059085
STRYKER CORP                   COM              863667101   483467  7289915 SH       SOLE                  4338971        0  2950944
TARGET CORP                    COM              87612E106      236     3987 SH       SOLE                      625        0     3362
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   531182 14191352 SH       SOLE                  8542124        0  5649228
VARIAN MED SYS INC             COM              92220P105   504217 10572811 SH       SOLE                  6262453        0  4310358
VERTEX PHARMACEUTICALS INC     COM              92532F100      869    31000 SH       SOLE                        0        0    31000
WALGREEN CO                    COM              931422109   656753 14311466 SH       SOLE                  8479924        0  5831542
WHOLE FOODS MKT INC            COM              966837106      913    20349 SH       SOLE                      900        0    19449
YAHOO INC                      COM              984332106   652966 20868216 SH       SOLE                 12459511        0  8408705
ZIMMER HLDGS INC               COM              98956P102   419665  4913536 SH       SOLE                  2918731        0  1994805